Note 27 - Operating Lease Commitments - Operating Lease Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 144	$ 15
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 160	$ 159